GUARANTOR SUBSIDIARIES FINANCIAL STATEMENTS - Cash Flows (Details) - USD ($) $ in Thousands			12 Months Ended
		Jan. 29, 2018	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Operating activities
Loss before income taxes			$ (176,700)	$ (312,000)	[1]
Adjustments to reconcile loss before taxes to net operating cash flows:
Depletion, depreciation and amortization			438,300	426,800	[1]
Share-based payments			5,300	12,600	[1]
Other (income) costs, net			(2,500)	20,900	[1]
Finance costs			137,400	110,800
Mark-to-market on financial assets and metal concentrates			17,600	(1,500)	[1]
Share of earnings of associate			(5,500)	0	[1]
Amortization of deferred revenue on metal purchase agreements (Note 26)			(99,500)	(8,600)	[1]
Gain on asset disposals			(74,200)	0	[1]
Other non-cash (recoveries)/expenses			50,400	(7,800)	[1]
Advanced payments received on metal purchase agreements			127,800	6,600	[1]
Decommissioning, restoration and similar liabilities paid			(5,300)	(4,600)	[1]
Other payments			(6,700)	(6,000)	[1]
Cash flows from operating activities before income taxes paid and net change in working capital			708,400	593,700	[1]
Income taxes paid			(40,800)	(19,000)	[1]
Payments made to Brazilian tax authorities			(101,300)	(76,700)	[1]
Cash flows from operating activities before net change in working capital			566,300	498,000	[1]
Net change in working capital			(162,100)	(14,000)	[1]
Intercompany movement in operations			0	0
Cash flows from operating activities			404,200	484,000	[1]
Investing activities
Acquisition of property, plant and equipment			(446,900)	(607,500)	[1]
Net proceeds on disposal of subsidiaries and other assets			189,900	17,500	[1]
Acquisition of investments and other assets			(5,200)	0	[1]
Cash used in other investing activities			(67,400)	(54,200)	[1]
Cash flows used in investing activities			(329,600)	(644,200)	[1]
Financing activities
Dividends paid			(19,000)	(18,900)	[1]
Interest and other finance expenses paid			(80,100)	(103,800)	[1]
Financing costs paid on early note redemption		$ (108,120)	(14,700)	0	[1]
Proceeds from Brio Gold Inc. private placement and rights offering			0	71,500	[1]
Repayment of term loan and notes payable			(486,500)	(460,900)	[1]
Proceeds from term loan and notes payable			460,000	730,000	[1]
Proceeds from other financing activities			6,000	0	[1]
Proceeds/(repayments) of intercompany financing activities			0	0
Cash flows (used in) from financing activities			(134,300)	217,900	[1]
Effect of foreign exchange of non-US Dollar denominated cash and cash equivalents			3,000	100	[1]
(Decrease) Increase in cash and cash equivalents			(56,700)	57,800	[1]
Cash and cash equivalents, beginning of year	[1]		148,900	97,400
Cash and cash equivalents reclassified as held for sale			0	6,300	[1]	$ 0	[1]
Cash and cash equivalents, end of year			98,500	155,200	[1]
Cash and cash equivalents, excluding amount classified as held for sale, end of year			98,500	148,900	[1]
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss			302,000	356,500	[1]
Reportable Legal Entities | Yamana Gold Inc. (parent)
Operating activities
Loss before income taxes			(293,300)	(227,400)
Adjustments to reconcile loss before taxes to net operating cash flows:
Depletion, depreciation and amortization			7,800	6,500
Share-based payments			4,700	7,200
Other (income) costs, net			(126,600)	(108,300)
Finance costs			109,000	115,600
Mark-to-market on financial assets and metal concentrates			17,600	(1,500)
Share of earnings of associate			293,800	176,600
Amortization of deferred revenue on metal purchase agreements (Note 26)			(72,700)	0
Gain on asset disposals			(39,100)	0
Other non-cash (recoveries)/expenses			2,500	0
Advanced payments received on metal purchase agreements			127,800	6,600
Decommissioning, restoration and similar liabilities paid			0	0
Other payments			0	0
Cash flows from operating activities before income taxes paid and net change in working capital			31,500	(24,600)
Income taxes paid			(100)	0
Payments made to Brazilian tax authorities			0	0
Cash flows from operating activities before net change in working capital			31,400	(24,600)
Net change in working capital			(26,600)	7,600
Intercompany movement in operations			118,200	(51,800)
Cash flows from operating activities			123,000	(68,800)
Investing activities
Acquisition of property, plant and equipment			(14,400)	(2,400)
Net proceeds on disposal of subsidiaries and other assets			4,300	17,500
Acquisition of investments and other assets			(3,900)	0
Cash used in other investing activities			0	0
Cash flows used in investing activities			(14,000)	15,100
Financing activities
Dividends paid			(19,000)	(18,900)
Interest and other finance expenses paid			(80,100)	(103,800)
Financing costs paid on early note redemption			(14,700)	0
Proceeds from Brio Gold Inc. private placement and rights offering			0	71,500
Repayment of term loan and notes payable			(486,500)	(460,900)
Proceeds from term loan and notes payable			460,000	655,000
Proceeds from other financing activities			6,000	0
Proceeds/(repayments) of intercompany financing activities			(5,600)	(26,200)
Cash flows (used in) from financing activities			(139,900)	116,700
Effect of foreign exchange of non-US Dollar denominated cash and cash equivalents			300	100
(Decrease) Increase in cash and cash equivalents			(30,600)	63,100
Cash and cash equivalents, beginning of year			98,200	35,100
Cash and cash equivalents reclassified as held for sale			0	0		0
Cash and cash equivalents, end of year				98,200
Cash and cash equivalents, excluding amount classified as held for sale, end of year			67,600	98,200
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss			0	0
Reportable Legal Entities | Guarantor subsidiaries
Operating activities
Loss before income taxes			(61,900)	153,700
Adjustments to reconcile loss before taxes to net operating cash flows:
Depletion, depreciation and amortization			216,800	193,200
Share-based payments			0	0
Other (income) costs, net			(130,800)	(77,300)
Finance costs			286,500	128,100
Mark-to-market on financial assets and metal concentrates			0	0
Share of earnings of associate			45,000	2,800
Amortization of deferred revenue on metal purchase agreements (Note 26)			0	0
Gain on asset disposals			0	0
Other non-cash (recoveries)/expenses			37,800	16,600
Advanced payments received on metal purchase agreements			0	0
Decommissioning, restoration and similar liabilities paid			(2,800)	(3,700)
Other payments			0	0
Cash flows from operating activities before income taxes paid and net change in working capital			391,500	413,400
Income taxes paid			(13,400)	(3,000)
Payments made to Brazilian tax authorities			(101,300)	(76,700)
Cash flows from operating activities before net change in working capital			276,800	333,700
Net change in working capital			(46,400)	(47,700)
Intercompany movement in operations			(9,400)	(15,300)
Cash flows from operating activities			221,000	270,700
Investing activities
Acquisition of property, plant and equipment			(203,100)	(206,600)
Net proceeds on disposal of subsidiaries and other assets			0	0
Acquisition of investments and other assets			0	0
Cash used in other investing activities			(37,000)	(54,200)
Cash flows used in investing activities			(240,100)	(260,800)
Financing activities
Dividends paid			0	0
Interest and other finance expenses paid			0	0
Financing costs paid on early note redemption			0	0
Proceeds from Brio Gold Inc. private placement and rights offering			0	0
Repayment of term loan and notes payable			0	0
Proceeds from term loan and notes payable			0	0
Proceeds from other financing activities			0	0
Proceeds/(repayments) of intercompany financing activities			15,200	(4,900)
Cash flows (used in) from financing activities			15,200	(4,900)
Effect of foreign exchange of non-US Dollar denominated cash and cash equivalents			1,300	(6,600)
(Decrease) Increase in cash and cash equivalents			(2,600)	(1,600)
Cash and cash equivalents, beginning of year			16,800	18,400
Cash and cash equivalents reclassified as held for sale			0	0		0
Cash and cash equivalents, end of year				16,800
Cash and cash equivalents, excluding amount classified as held for sale, end of year			14,200	16,800
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss			1,000	0
Reportable Legal Entities | Non-guarantors
Operating activities
Loss before income taxes			(182,200)	(418,800)
Adjustments to reconcile loss before taxes to net operating cash flows:
Depletion, depreciation and amortization			213,700	227,100
Share-based payments			600	5,400
Other (income) costs, net			(225,600)	(129,800)
Finance costs			222,400	210,700
Mark-to-market on financial assets and metal concentrates			0	0
Share of earnings of associate			500	0
Amortization of deferred revenue on metal purchase agreements (Note 26)			(26,800)	(8,600)
Gain on asset disposals			(35,100)	0
Other non-cash (recoveries)/expenses			10,100	(24,400)
Advanced payments received on metal purchase agreements			0	0
Decommissioning, restoration and similar liabilities paid			(2,500)	(900)
Other payments			(6,700)	(6,000)
Cash flows from operating activities before income taxes paid and net change in working capital			269,600	211,100
Income taxes paid			(27,300)	(16,000)
Payments made to Brazilian tax authorities			0	0
Cash flows from operating activities before net change in working capital			242,300	195,100
Net change in working capital			(89,100)	(2,400)
Intercompany movement in operations			(108,800)	67,100
Cash flows from operating activities			44,400	259,800
Investing activities
Acquisition of property, plant and equipment			(229,400)	(398,500)
Net proceeds on disposal of subsidiaries and other assets			185,600	0
Acquisition of investments and other assets			(1,300)	0
Cash used in other investing activities			(30,400)	0
Cash flows used in investing activities			(75,500)	(398,500)
Financing activities
Dividends paid			0	0
Interest and other finance expenses paid			0	0
Financing costs paid on early note redemption			0	0
Proceeds from Brio Gold Inc. private placement and rights offering			0	0
Repayment of term loan and notes payable			0	0
Proceeds from term loan and notes payable			0	75,000
Proceeds from other financing activities			0	0
Proceeds/(repayments) of intercompany financing activities			6,200	53,400
Cash flows (used in) from financing activities			6,200	128,400
Effect of foreign exchange of non-US Dollar denominated cash and cash equivalents			1,400	6,600
(Decrease) Increase in cash and cash equivalents			(23,500)	(3,700)
Cash and cash equivalents, beginning of year			33,900	43,900
Cash and cash equivalents reclassified as held for sale			0	6,300		0
Cash and cash equivalents, end of year				40,200
Cash and cash equivalents, excluding amount classified as held for sale, end of year			16,700	33,900
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss			301,000	356,500
Eliminations and reclassifications
Operating activities
Loss before income taxes			360,700	180,500
Adjustments to reconcile loss before taxes to net operating cash flows:
Depletion, depreciation and amortization			0	0
Share-based payments			0	0
Other (income) costs, net			480,500	336,300
Finance costs			(480,500)	(343,600)
Mark-to-market on financial assets and metal concentrates			0	0
Share of earnings of associate			(344,800)	(179,400)
Amortization of deferred revenue on metal purchase agreements (Note 26)			0	0
Gain on asset disposals			0	0
Other non-cash (recoveries)/expenses			0	0
Advanced payments received on metal purchase agreements			0	0
Decommissioning, restoration and similar liabilities paid			0	0
Other payments			0	0
Cash flows from operating activities before income taxes paid and net change in working capital			15,800	(6,200)
Income taxes paid			0	0
Payments made to Brazilian tax authorities			0	0
Cash flows from operating activities before net change in working capital			15,800	(6,200)
Net change in working capital			0	28,500
Intercompany movement in operations			0	0
Cash flows from operating activities			15,800	22,300
Investing activities
Acquisition of property, plant and equipment			0	0
Net proceeds on disposal of subsidiaries and other assets			0	0
Acquisition of investments and other assets			0	0
Cash used in other investing activities			0	0
Cash flows used in investing activities			0	0
Financing activities
Dividends paid			0	0
Interest and other finance expenses paid			0	0
Financing costs paid on early note redemption			0	0
Proceeds from Brio Gold Inc. private placement and rights offering			0	0
Repayment of term loan and notes payable			0	0
Proceeds from term loan and notes payable			0	0
Proceeds from other financing activities			0	0
Proceeds/(repayments) of intercompany financing activities			(15,800)	(22,300)
Cash flows (used in) from financing activities			(15,800)	(22,300)
Effect of foreign exchange of non-US Dollar denominated cash and cash equivalents			0	0
(Decrease) Increase in cash and cash equivalents			0	0
Cash and cash equivalents, beginning of year			0	0
Cash and cash equivalents reclassified as held for sale			0	0		$ 0
Cash and cash equivalents, end of year				0
Cash and cash equivalents, excluding amount classified as held for sale, end of year			0	0
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss			$ 0	$ 0

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.